UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HEITMAN REAL ESTATE SECURITIES LLC
Address: 191 N. WACKER DRIVE
         SUITE 2500
         CHICAGO, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  NANCY B. LYNN
Title: VICE PRESIDENT
Phone: 312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ Nancy B. Lynn                        CHICAGO, IL              2/11/05
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:  2,697,798


List of Other Included Managers:

FORM 13F INFORMATION TABLE


                            TITLE OF                     VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER           CLASS          CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE   SHARED   NONE
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Alexandria Real Estate
  Equites Inc.            COMMON STOCK    015271109      52,137     700,582              700,582             485,415         215,167
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Arden Realty, Inc.        COMMON STOCK    039793104      39,272   1,041,153            1,041,153             717,251         323,902
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Associated Estates Realty
  Corp.                   COMMON STOCK    045604105       1,253     122,600              122,600                  --         122,600
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Avalonbay Communities,
  Inc.                    COMMON STOCK    053484101      67,884     901,514              901,514             620,843         280,671
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BRE Properties, Inc.      COMMON STOCK    05564E106      91,257   2,263,872            2,263,872           1,520,470         743,402
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Bedford Property
  Investors, Inc.         COMMON STOCK    076446301       2,611      91,900               91,900                  --          91,900
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Biomed Realty Trust Inc   COMMON STOCK    09063H107      29,289   1,318,709            1,318,709             907,117         411,592
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Boston Properties, Inc.   COMMON STOCK    101121101     122,182   1,889,319            1,889,319           1,314,537         574,782
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Brookfield Properties
  Corp.                   COMMON STOCK    112900105      65,728   1,757,426            1,757,426           1,271,123         486,303
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CBL & Associates
  Properties, Inc.        COMMON STOCK    124830100      55,763     730,358              730,358             506,657         223,701
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Capital Automotive REIT   COMMON STOCK    139733109      58,682   1,651,855            1,651,855           1,141,176         510,679
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Colonial Properties Trust COMMON STOCK    195872106      29,993     763,754              763,754             502,990         260,764
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Developers Diversified
  Realty Corp.            COMMON STOCK    251591103      80,303   1,809,851            1,809,851           1,255,540         554,311
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Duke Realty Corporation   COMMON STOCK    264411505      65,710   1,924,715            1,924,715           1,335,307         589,408
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EastGroup Properties      COMMON STOCK    277276101       6,421     167,569              167,569             124,849          42,720
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Equity Lifestyle
  Properties              COMMON STOCK    29472R108       5,878     164,425              164,425             110,425          54,000
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Equity Office Properties  COMMON STOCK    294741103       2,050      70,400               70,400                  --          70,400
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Equity One, Inc.          COMMON STOCK    294752100      23,149     975,521              975,521             639,956         335,565
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Equity Residential
  Properties Trust        COMMON STOCK    29476L107     137,166   3,791,203            3,791,203           2,662,396       1,128,807
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Extra Space Storage Inc   COMMON STOCK    30225T102      26,517   1,989,276            1,989,276           1,387,679         601,597
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First Industrial Realty   COMMON STOCK    32054K103       6,032     148,100              148,100                  --         148,100
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GMH Communities Trust     COMMON STOCK    36188G102      27,470   1,948,250            1,948,250           1,342,638         605,612
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Gables Residential Trust  COMMON STOCK    362418105       1,768      49,400               49,400                  --          49,400
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Glenborough Realty Trust,
  Inc.                    COMMON STOCK    37803P105       2,060      96,800               96,800                  --          96,800
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Glimcher Realty Trust     COMMON STOCK    379302102       5,426     195,800              195,800                  --         195,800
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HRPT Properties Trust     COMMON STOCK    40426W101      34,035   2,652,774            2,652,774           1,693,174         959,600
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Health Care REIT Inc.     COMMON STOCK    42217K106       2,602      68,200               68,200                  --          68,200
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Healthcare Realty Trust
  Inc.                    COMMON STOCK    421946104       2,735      67,200               67,200              29,600          37,600
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Heritage Property
  Investment Trust, Inc.  COMMON STOCK    42725M107       3,835     119,500              119,500                  --         119,500
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Hersha Hospitality Trust  COMMON STOCK    427825104       2,988     261,000              261,000                  --         261,000
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Home Properties, Inc.     COMMON STOCK    437306103      53,836   1,252,001            1,252,001             824,304         427,697
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Host Marriott Corp.       COMMON STOCK    44107P104     104,855   6,060,995            6,060,995           4,200,061       1,860,934
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Innkeepers USA Trust      COMMON STOCK    4576J0104       9,133     643,163              643,163             541,550         101,613
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LaSalle Hotel Properties  COMMON STOCK    517942108      53,037   1,666,256            1,666,256           1,142,481         523,775
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Lexington Corporate
  Properties Trust        COMMON STOCK    529043101      44,128   1,954,282            1,954,282           1,350,463         603,819
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Liberty Property Trust    COMMON STOCK    531172104      45,285   1,048,268            1,048,268             722,319         325,949
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Mack-Cali Realty
  Corporation             COMMON STOCK    554489104      49,014   1,064,837            1,064,837             750,264         314,573
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Nationwide Health
  Properties, Inc.        COMMON STOCK    638620104       2,335      98,300               98,300              40,400          57,900
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Omega Healthcare
  Investors, Inc.         COMMON STOCK    681936100       4,691     397,500              397,500             169,600         227,900
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PS Business Parks Inc.    COMMON STOCK    69360J107      70,955   1,573,292            1,573,292           1,105,460         467,832
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Pan Pacific Retail
  Properties, Inc.        COMMON STOCK    69806L104     100,981   1,610,535            1,610,535           1,135,354         475,181
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Plum Creek Timber Co Inc. COMMON STOCK    729251108       7,081     184,200              184,200              77,100         107,100
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ProLogis                  COMMON STOCK    743410102      80,990   1,869,146            1,869,146           1,295,134         574,012
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Public Storage, Inc.      COMMON STOCK    74460D109      86,322   1,548,385            1,548,385           1,072,134         476,251
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Realty Income Corp        COMMON STOCK    756109104      18,543     366,609              366,609             263,979         102,630
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Regency Centers Corp.     COMMON STOCK    758849103     112,631   2,033,045            2,033,045           1,418,618         614,427
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SL Green Realty Corp      COMMON STOCK    78440X101      24,062     397,398              397,398             274,625         122,773
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Senior Housing Properties
  Trust                   COMMON STOCK    81721M109         733      38,700               38,700                  --          38,700
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Simon Property Group,
  Inc.                    COMMON STOCK    828806109     225,976   3,494,301            3,494,301           2,420,021       1,074,280
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Starwood Lodging          COMMON STOCK    85590A203     127,337   2,180,425            2,180,425           1,571,698         608,727
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Strategic Hotel Capital
  Inc                     COMMON STOCK    86272T106      20,424   1,237,803            1,237,803             866,211         371,592
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Tanger Factory Outlet
  Centers, Inc.           COMMON STOCK    875465106      35,316   1,334,701            1,334,701             933,679         401,022
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U Store It Trust          COMMON STOCK    91274F104      25,301   1,458,264            1,458,264           1,012,794         445,470
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US Restaurant Properties  COMMON STOCK    902971100       4,519     250,200              250,200                  --         250,200
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United Dominion Realty
  Trust, Inc.             COMMON STOCK    910197102      74,291   2,995,590            2,995,590           2,042,158         953,432
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Ventas Inc.               COMMON STOCK    92276F100       2,727      99,500               99,500              42,400          57,100
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Vornado Realty Trust      COMMON STOCK    929042109     163,782   2,151,352            2,151,352           1,487,202         664,150
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Weingarten Realty
  Investors               COMMON STOCK    948741103      35,858     894,224              894,224             586,480         307,744
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Alexandria Real Estate
  Equity Preferred C C
  8.375%                  PREFERRED STOCK 015271406       1,191      45,000               45,000                  --          45,000
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Apartment Investment &
  Management Co.
  Preferred F 7.875%      PREFERRED STOCK 03748r796       2,050      82,000               82,000                  --          82,000
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Apartment Invstment &
  Management Co.
  Preferred U 7.75%       PREFERRED STOCK 03748R820       3,655     146,900              146,900                  --         146,900
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Apartment Invstment &
  Management Co.
  Preferred V 8.0%        PREFERRED STOCK 03748R812       1,129      44,500               44,500                  --          44,500
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Apartment Invstment &
  Management Co.
  Preferred T 8.0%        PREFERRED STOCK 03748R838       3,344     131,600              131,600                  --         131,600
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Bedford Property
  Investors Inc.
  Preferred B 7.625%      PREFERRED STOCK 076446608       2,277      90,000               90,000                  --          90,000
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Brandywine Realty Trust
  Preferred C 7.5%        PREFERRED STOCK 105368401         383      15,000               15,000                  --          15,000
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Capital Automotive REIT
  NT 6.75%041519          PREFERRED STOCK 139733208       1,305      52,200               52,200                  --          52,200
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Capital Automotive REIT
  Preferred A 7.5%        PREFERRED STOCK 139733117       2,660     103,500              103,500                  --         103,500
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CBL & ASSOC PPTYS INC
  PFD D 7.375%            PREFERRED STOCK 124830605       5,144     207,000              207,000                  --         207,000
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CORPORATE OFFICE PPTYS
  PFD H 7.50%             PREFERRED STOCK 22002T603          43       1,700                1,700                  --           1,700
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COUSINS PPTYS INC PFD
  B 7.5%                  PREFERRED STOCK 222795403       4,750     190,000              190,000                  --         190,000
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GLIMCHER RLTY TR PFD
  G 8.125%                PREFERRED STOCK 379302409       4,524     175,400              175,400                  --         175,400
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HEALTH CARE REIT INC PFD
  SER D                   PREFERRED STOCK 42217K304       1,040      40,000               40,000                  --          40,000
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INNKEEPERS USA TR PFD
  C 8%                    PREFERRED STOCK 4576J0401       2,312      89,800               89,800                  --          89,800
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KILROY RLTY CORP PFD
  E 7.80%                 PREFERRED STOCK 49427F405         393      15,000               15,000                  --          15,000
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KILROY RLTY CORP PFD
  SER F                   PREFERRED STOCK 49427F504       4,305     170,100              170,100                  --         170,100
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KRAMONT RLTY TR PFD
  E 8.25%                 PREFERRED STOCK 50075Q404       5,030     200,000              200,000                  --         200,000
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LASALLE HOTEL PPTYS PFD
  B 8.375%                PREFERRED STOCK 517942306         280      10,600               10,600                  --          10,600
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LTC PPTYS INC PFD SER F   PREFERRED STOCK 502175607       2,134      81,000               81,000                  --          81,000
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MAGUIRE PPTYS INC PFD
  A 7.625%                PREFERRED STOCK 559775200       3,372     131,700              131,700                  --         131,700
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MID-AMER APT CMNTYS PFD
  H 8.3%                  PREFERRED STOCK 59522J806       1,266      48,700               48,700                  --          48,700
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OMEGA HEALTHCARE INVS
  PFD D 8.375%            PREFERRED STOCK 681936407         475      18,000               18,000                  --          18,000
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PS BUSINESS PKS INC CA
  PFD 1/1000              PREFERRED STOCK 69360J818         763      30,000               30,000                  --          30,000
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PS BUSINESS PKS INC CA
  PFD DP1/1000 I          PREFERRED STOCK 69360J867         180       7,300                7,300                  --           7,300
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PS BUSINESS PKS INC CA
  PFD H DEP 7.00          PREFERRED STOCK 69360J875       1,611      65,000               65,000                  --          65,000
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SL GREEN RLTY CORP PFD
  C 7.625%                PREFERRED STOCK 78440X309         128       5,000                5,000                  --           5,000
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SL GREEN RLTY CORP PFD
  D 7.875%                PREFERRED STOCK 78440X408       1,209      46,600               46,600                  --          46,600
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Taubman Centers Inc
  Preferred G 8.000%      PREFERRED STOCK 876664301       3,244     125,000              125,000                  --         125,000
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WINSTON HOTELS INC PFD
  SER B 8%                PREFERRED STOCK 97563A300       1,261      49,300               49,300                  --          49,300
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                          Subtotal Common             2,636,339
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                          Subtotal Preferred             61,459
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                          Grand Total                 2,697,798
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